Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure Of Detailed Information About Composition Of Income Tax Expenses Income Explanatory [Table Text Block]
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Current tax expenses
Expenses for the current year	438	311	401
Adjustments for prior years	54	(24)	(11)
Total current tax expenses	492	287	390

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	(54)	-	-
Derecognition of previously recognized deductible temporary differences	-	-	1,259
Reversal of temporary differences according to an assessment agreement	21	-	-
Creation and reversal of temporary differences	(112)	(346)	(176)
Total deferred tax expenses	(145)	(346)	1,083

Income tax expense	347	(59)	1,473

Disclosure Of Detailed Information About Reconciliation Between Theoretical Tax On Pre Tax Income And Tax Expense Explanatory [Table Text Block]
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Income (loss) before income tax	1,088	(1,918)	94
Statutory tax rate	24%	23%	23%
Income tax at the statutory tax rate	260	(441)	22

Expenses not recognized for tax purposes	48	54	42
Gain from debt restructuring not recognized for tax purposes	-	-	(41)
Current year tax losses and benefits for which deferred taxes were not created	29	26	27
Creation of deferred taxes for losses and benefits from prior years for which deferred taxes were not recorded in the past	-	-	(3)
Impairment of assets for which deferred taxes were not created	10	302	167
Derecognition of previously recognized deductible temporary differences	-	-	1,259
Income tax expenses (benefit)	347	(59)	1,473

Disclosure Of Detailed Information About Recognized Deferred Tax Assets And Liabilities Explanatory [Table Text Block]
	Property,
	plant
	equipment,		Carry-	Brand
	and	Employee	forward	Names and
	intangible	benefits	losses for	Customers
	assets	plan	DBS	relationship	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Balance of deferred tax asset (liability) as at December 31, 2017	(323)	165	1,166	(488)	40	560

Recognized in profit or loss	(13)	101	93	184	(18)	347
Recognized in equity	-	2	-	-	(6)	(4)
Balance of deferred tax assets (liability) as at December 31, 2018	(336)	268	1,259	(304)	16	903
Balance of deferred tax asset (liability) as at December 31, 2018	(336)	268	1,259	(304)	16	903

Recognized in profit or loss	52	28	(1,259)	66	30	(1,083)
Recognized in equity	-	2	-	-	-	2
Balance of deferred tax assets (liability) as at December 31, 2019	(284)	298	-	(238)	46	(178)